Other Assets - Summary of Detailed Information About Foreign Currency Swaps (Detail) - 12 months ended Dec. 31, 2022 - Foreign currency swap [member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets | ¥	¥ 225,357
Notional amount | $		$ 1,050,000
Pay side	RMB
Receive side	USD
Bottom of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Maturity date	Apr. 06, 2023
Top of range [member]
Disclosure of financial instruments by type of interest rate [line items]
Maturity date	May 15, 2023